NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7%
	Communications - 3.5%
666	Fox Corporation, Class A	$48,665
18,608	KDDI Corporation	321,778
581	Omnicom Group, Inc.	46,916
8,206	Orange S.A.	136,895
2,303	Rogers Communications Inc, Class B	86,931
195,336	SoftBank Corporation	267,883
194	VeriSign, Inc.	47,132
8,419	Verizon Communications, Inc.	342,905
3,459	Walt Disney Company (The)	393,530
		1,692,635
	Consumer Discretionary - 7.1%
1,329	Bunzl plc	37,192
3,460	Cie Generale des Etablissements Michelin	115,076
1,404	D’ieteren Group	253,848
1,285	Evolution A.B. 144A	87,903
7,873	Ford Motor Company	103,294
219	Games Workshop Group PLC	55,855
1,817	General Motors Company	147,758
374	Genuine Parts Company	45,987
1,925	Home Depot, Inc. (The)	662,392
481	Lennar Corporation, Class A	49,447
858	LVMH Moet Hennessy Louis Vuitton S.E.	650,153
1,573	Magna International, Inc.	83,855
418	Marriott International Inc, Class A	129,681
623	Ross Stores, Inc.	112,227
447	Royal Caribbean Cruises Ltd.	124,677
3,862	Sekisui House Ltd.	86,250
5,363	Sumitomo Electric Industries Ltd.	216,569
2,229	TJX Companies, Inc. (The)	342,397
526	Yum! Brands, Inc.	79,573
		3,384,134
	Consumer Staples - 9.8%
11,300	Asahi Group Holdings Ltd.	118,282
8,417	British American Tobacco plc	478,132

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Consumer Staples - 9.8% (Continued)
7,786	Coca-Cola Company (The)	$544,319
871	Coca-Cola Europacific Partners plc	79,000
341	Constellation Brands, Inc., Class A	47,044
3,138	Imperial Brands plc	131,936
4,107	Koninklijke Ahold Delhaize N.V.	168,246
7,762	Nestle S.A.	771,516
2,678	PepsiCo, Inc.	384,347
4,534	Procter & Gamble Company (The)	649,768
2,140	Royal Unibrew A/S	193,448
27,556	Tesco PLC	164,111
8,868	Walmart, Inc.	987,984
		4,718,133
	Energy - 5.0%
3,851	Chevron Corporation	586,931
8,674	Exxon Mobil Corporation	1,043,829
5,724	TC Energy Corporation	315,190
7,199	TotalEnergies S.E.	470,151
		2,416,101
	Financials - 29.6%
2,626	AL Sydbank	235,522
1,524	Allianz SE	699,155
510	Allstate Corporation (The)	106,157
421	Ares Management Corporation, Class A	68,046
5,504	AXA S.A.	264,854
31,947	Banco Bilbao Vizcaya Argentaria S.A.	752,511
6,459	Bank of Ireland Group PLC	124,255
1,413	Bank of New York Mellon Corporation (The)	164,035
6,558	Bank of Nova Scotia (The)	483,667
3,848	Beazley plc	43,157
3,139	BNP Paribas S.A.	297,932
722	Chubb Ltd.	225,351
3,507	Citigroup, Inc.	409,232
798	Deutsche Boerse A.G.	209,719
8,983	DNB Bank ASA	250,874

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Financials - 29.6% (Continued)
145	Everest Group Ltd.	$49,206
602	Goldman Sachs Group, Inc. (The)	529,158
314	Hannover Rueck S.E.	98,199
66,537	HSBC Holdings PLC	1,052,816
12,430	ING Groep N.V.	350,616
1,125	Intercontinental Exchange, Inc.	182,205
57,816	Intesa Sanpaolo SpA	402,172
5,259	JPMorgan Chase & Company	1,694,554
1,111	Julius Baer Group Ltd.	87,513
22,435	Legal & General Group plc	79,206
80,030	Mitsubishi UFJ Financial Group, Inc.	1,273,804
16,234	Mizuho Financial Group, Inc.	590,783
2,509	Morgan Stanley	445,423
2,056	National Bank of Canada	258,556
16,988	Nordea Bank Abp	320,970
1,191	Progressive Corporation (The)	271,214
4,600	Sumitomo Mitsui Trust Group, Inc.	140,295
13,249	Svenska Handelsbanken A.B., A Shares	193,339
7,427	Swedbank A.B., Class A	259,031
83	Swiss Life Holding A.G.	96,057
11,921	Tokio Marine Holdings, Inc.	442,730
427	Travelers Companies, Inc. (The)	123,856
7,775	UBS Group A.G.	362,752
5,416	UniCredit SpA	451,249
691	W R Berkley Corporation	48,453
		14,138,624
	Health Care - 9.4%
1,067	Amgen, Inc.	349,240
559	Becton Dickinson and Company	108,485
528	Cigna Group (The)	145,321
2,590	CVS Health Corporation	205,543
2,471	Gilead Sciences, Inc.	303,291
236	Humana, Inc.	60,447
4,645	Johnson & Johnson	961,282

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Health Care - 9.4% (Continued)
2,601	Medtronic PLC	$249,852
4,865	Merck & Company, Inc.	512,090
5,534	Novartis A.G.	765,641
804	Orion OYJ, Class B	60,121
3,784	Sanofi S.A.	367,731
1,646	Siemens Healthineers A.G. 144A	86,864
679	Stryker Corporation	238,648
842	Zoetis, Inc.	105,940
		4,520,496
	Industrials - 9.4%
4,662	ABB Ltd.	348,511
1,593	Ashtead Group PLC	109,216
12,004	BAE Systems plc	277,353
4,892	Canadian Pacific Kansas City	360,154
667	Cintas Corporation	125,443
1,284	Delta Air Lines, Inc.	89,110
318	Expeditors International of Washington, Inc.	47,385
506	General Dynamics Corporation	170,350
1,400	Hoshizaki Corporation	46,595
784	Rollins, Inc.	47,056
2,610	RTX Corporation	478,673
2,893	Siemens A.G.	812,807
1,151	Southwest Airlines Company	47,571
531	Spirax Group plc	48,817
468	Trane Technologies PLC	182,146
122	TransDigm Group, Inc.(a)	162,242
1,172	Union Pacific Corporation	271,107
12,979	Volvo A.B., B SHARES	417,142
1,443	Waste Connections, Inc.	253,071
717	Waste Management, Inc.	157,532
484	Xylem Inc	65,912
		4,518,193
	Materials - 2.8%
2,825	Agnico Eagle Mines Ltd.	479,063

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Materials - 2.8% (Continued)
1,172	DuPont de Nemours, Inc.	$47,114
487	Ecolab, Inc.	127,848
2,699	Freeport-McMoRan, Inc.	137,082
1,494	Holcim A.G.	146,650
2,115	Newmont Corporation	211,183
36,945	Nippon Steel Corporation	151,385
1,239	Smurfit WestRock plc	47,912
		1,348,237
	Real Estate - 1.8%
4,132	Aena S.M.E. SA 144A	115,630
288	AvalonBay Communities, Inc.	52,217
198	Equinix, Inc.	151,700
182	Essex Property Trust, Inc.	47,626
1,749	Invitation Homes, Inc.	48,605
55	JAPAN REAL ESTATE INVESTMENT CORPORATION	45,965
4,396	Merlin Properties Socimi, S.A.	64,194
1,833	Realty Income Corporation	103,326
5,604	Segro plc	54,421
643	Simon Property Group, Inc.	119,026
2,199	VICI Properties, Inc.	61,836
		864,546
	Technology - 17.3%
1,269	Accenture PLC, Class A	340,473
11,838	Broadcom, Inc.	4,097,133
230	Broadridge Financial Solutions, Inc.	51,329
338	CDW Corp	46,036
8,267	Cisco Systems, Inc.	636,807
969	Cognizant Technology Solutions Corporation, Class A(a)	80,427
1,650	Corning, Inc.	144,474
170	FactSet Research Systems, Inc.	49,332
329	Garmin Ltd.	66,738
1,983	International Business Machines Corporation	587,383
2,597	Lam Research Corporation	444,554
333	Motorola Solutions, Inc.	127,646

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	Technology - 17.3% (Continued)
142	MSCI, Inc.	$81,470
436	NetApp, Inc.	46,691
1,976	Open Text Corporation	64,352
431	Seagate Technology Holdings PLC	118,693
46,101	Sony Group Corporation	1,184,393
763	Thomson Reuters Corporation	100,689
		8,268,620
	Utilities - 2.0%
392	American Water Works Company, Inc.	51,156
443	DTE Energy Company	57,138
1,543	Duke Energy Corporation	180,855
2,052	Exelon Corporation	89,447
1,068	FirstEnergy Corporation	47,814
1,159	NiSource, Inc.	48,400
432	NRG Energy, Inc.	68,792
1,006	Public Service Enterprise Group, Inc.	80,782
1,161	Severn Trent plc	43,649
2,188	Southern Company (The)	190,794
7,795	Terna - Rete Elettrica Nazionale	82,913
		941,740

	TOTAL COMMON STOCKS (Cost $40,928,787)	46,811,459

	EXCHANGE-TRADED FUNDS — 1.9%
	Equity - 1.9%
3,020	iShares MSCI EAFE ETF	290,011
393	SPDR S&P 500 ETF	267,995
536	Vanguard S&P 500 ETF	336,141
	TOTAL EXCHANGE-TRADED FUNDS (Cost $865,875)	894,147

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Fair Value
TOTAL INVESTMENTS - 99.6% (Cost $41,794,662)	$47,705,606
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	203,183
NET ASSETS - 100.0%	$47,908,789

(a)	Non-income producing security.

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Société Européene

SPDR	- Standard & Poor’s Depositary Receipt